Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31, 2013	December 31, 2012

Purchased parts	$25,616	$25,454
Assembled parts	881	4,870
Work-in-process	9,889	7,516
Finished goods	6,628	7,385
Obsolescence provision	(2,388)	(279)

	$40,626	$44,946